Annual Total Returns - RS Shares Prospectus	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
GuideMark(R) Large Cap Core Fund | GuideMark(R) Large Cap Core Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	22.38%	25.29%	(19.25%)	26.34%	22.20%	28.13%	(5.51%)	20.68%	7.53%	0.55%
GuideMark(R) Emerging Markets Fund | GuideMark(R) Emerging Markets Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	7.96%	11.08%	(20.74%)	(0.45%)	15.40%	17.78%	(15.13%)	38.27%	9.55%	(10.10%)
GuideMark(R) Small/Mid Cap Core Fund | GuideMark(R) Small/Mid Cap Core Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	11.44%	17.74%	(18.28%)	24.40%	21.99%	23.21%	(9.23%)	14.38%	17.21%	(6.84%)
GuideMark(R) World ex-US Fund | GuideMark(R) World ex-US Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	5.32%	16.10%	(16.28%)	11.67%	8.63%	19.98%	(14.09%)	25.93%	0.69%	(5.04%)
GuideMark(R) Core Fixed Income Fund | GuideMark(R) Core Fixed Income Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	1.42%	6.11%	(14.61%)	(2.03%)	8.19%	8.49%	(1.41%)	2.81%	2.28%	(0.35%)